Commitments and Contingent Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Commitments and Contingent Liabilities

A summary of commitments and contingent liabilities at June 30, 2017 is as follows:

(In thousands)
Commitments to extend credit	$2,780,554
Standby letters of credit	95,064
Performance letters of credit	29,287
Commercial letters of credit	1,289

A summary of commitments and contingent liabilities at December 31, 2016 and 2015 is as follows:

	December 31,
(In thousands)	2016	2015
Commitments to extend credit	$2,643,501	$2,650,356
Standby letters of credit	120,532	96,932
Performance letters of credit	29,270	40,505